Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.000025 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	4,611,725
Proposed Maximum Offering Price per Unit	45.73
Maximum Aggregate Offering Price	$ 210,894,184.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,287.9
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of DigitalOcean Holdings, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.
(2) Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $45.73, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 18, 2025.
(4) Represents the automatic increase for 2025 equal to 5% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the preceding year, which annual increase is provided by the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.000025 par value per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	922,345
Proposed Maximum Offering Price per Unit	38.88
Maximum Aggregate Offering Price	$ 35,860,773.6
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,490.29
Offering Note
(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of DigitalOcean Holdings, Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.
(3) Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $38.88, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 18, 2025, multiplied by 85%, which is the percentage of the price per share applicable to shares issued under the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”).
(5) Represents the automatic increase for 2025 equal to 1% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the preceding year, which annual increase is provided by the 2021 ESPP.